Capital Management - Summary of Capital Structure (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of objectives, policies and processes for managing capital [abstract]
Loans and borrowings (current and non-current) (Note 28(b))	¥ 2,055,046	$ 290,052			¥ 2,016,092
Lease liabilities (current and non-current) (Note 27)	60,007	8,469	¥ 96,852	$ 13,670
Other liabilities (current and non-current) (Note 28(a))	999	141			48
Trade and other payables (current and non-current) (Note 24)	8,644,393	1,220,081			7,191,134
Less: Cash and bank balances (Note 18)	(6,390,918)	(902,023)			(6,128,522)
Net debts	4,368,528	616,579			3,078,752
Equity attributable to equity holders of the parent	8,767,529	1,237,460			8,395,849
Total capital and net debts	¥ 13,136,057	$ 1,854,039			¥ 11,474,601